Loss Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock Units (RSUs) [Member]
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS	39,259,022	44,422,384	20,841,866